INCOME TAX (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Effective Income Tax Rate Reconciliation, Percent	98.00%	50.00%	(54.00%)	113.00%	(75.00%)